Note 7 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Valuation Allowance	$ 25,696	$ 18,823	$ 13,867
Unrecognized Tax Benefits, Ending Balance	236	$ 175	$ 118
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	52,000
Operating Loss Carryforwards, Subject To Expiration	6,100
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	$ 2,500